Other Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands			12 Months Ended		12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2010 Finite-Lived Trademarks [Member] Significant Unobservable Inputs (Level 3) [Member] Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2009 Finite-Lived Trademarks [Member] Significant Unobservable Inputs (Level 3) [Member] Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2011 Customer Relationships [Member]	Apr. 30, 2011 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]		Apr. 30, 2010 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]		Apr. 30, 2011 Finite-Lived Trademarks [Member]	Apr. 30, 2010 Finite-Lived Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived trademarks, Carrying Amount	$ 1,149,366	$ 1,229,105	$ 0	$ 3,012		$ 5,208	[1]	$ 18,964	[1]	$ 28,501	$ 25,731
Finite-lived Intangible Assets, Fair Value Adjustment			(2,525)		(13,534)	(13,534)	[1]
Finite-lived Intangible Assets, Other Adjustments			$ (487)			$ (222)	[1]

[1]	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note F: Goodwill and Other Intangible Assets.